QUARTERLY HOLDING REPORT (unaudited)

for

KEYCO BOND FUND, INC.

December 31, 2023

	Principal	Fair
Long-Term State and Municipal Obligations - 87.9%	Amount	Value
Michigan - 43.9%
Bangor Township, Michigan, School District, 5%, May 1, 2041 (Q-SBLF
enhanced)	$110,000	$121,761
Bay City, Michigan, School District, 3.5%, November 1, 2034 (Q-SBLF
enhanced)	400,000	400,416
Berkley, Michigan, School District, 4%, May 1, 2040 (Q-SBLF enhanced)	500,000	501,340
Byron Center, Michigan, Public Schools, 4%, May 1, 2039 (Q-SBLF enhanced)	200,000	205,432
Center Line, Michigan, Public Schools, 5%, May 1, 2042 (Q-SBLF enhanced)	500,000	539,715
Dansville, Michigan, Schools, 4%, May 1, 2042 (Q-SBLF enhanced)	250,000	251,963
Escanaba, Michigan, Area Public Schools, 3.25%, May 1, 2028
(Q-SBLF enhanced)	400,000	400,340
Fruitport, Michigan, Community Schools, 5%, May 1, 2043 (Q-SBLF enhanced)	500,000	531,105
Gibraltar, Michigan, School District, 5%, May 1, 2037 (Q-SBLF enhanced)	250,000	270,770
Godfrey-Lee, Michigan, Public Schools, 4%, May 1, 2043 (Q-SBLF enhanced)	250,000	252,955
Godfrey-Lee, Michigan, Public Schools, 4%, May 1, 2046 (Q-SBLF enhanced)	300,000	300,420
Hamilton, Michigan, Community Schools, 4%, November 1, 2046 (Q-SBLF
enhanced)	180,000	179,078
Holt, Michigan, Public Schools, 4%, May 1, 2043 (Q-SBLF enhanced)	165,000	165,978
Lansing, Michigan, School District, 5%, May 1, 2042 (Q-SBLF enhanced)	200,000	220,484
Macomb Interceptor Drain, Drainage District, County of Macomb, Michigan,
4%, May 1, 2036	500,000	518,015
Michigan State Building Authority, Revenue, 4%, October 15, 2036	350,000	357,588
Michigan State Building Authority, Revenue, 4%, April 15, 2040	250,000	252,155
Michigan State Building Authority, Revenue, 5%, October 15, 2045	325,000	331,198
Michigan State Housing Development Authority, Rental Housing,
Revenue, Series A, 4.625%, October 1, 2039	500,000	500,305
Michigan State Trunk Line, 4%, November 15, 2037	100,000	105,410
Michigan State Trunk Line, 4%, November 15, 2046	225,000	227,165
Niles, Michigan, Community Schools, 4%, May 1, 2035 (Q-SBLF enhanced)	400,000	403,092
Ottawa County, Michigan, Building Authority, 4%, May 1, 2047	100,000	101,445
Paw Paw, Michigan, Public Schools, 4%, May 1, 2046 (Q-SBLF enhanced)	350,000	350,301
Pinckney, Michigan, Community Schools, 5%, May 1 2035 (Q-SBLF enhanced)	500,000	518,745
Rockford, Michigan, Public Schools, 4%, May 1, 2039 (Q-SBLF enhanced)
(Pre-refunded)	640,000	641,914
Rockford, Michigan, Public Schools, 4%, May 1, 2039 (Q-SBLF enhanced)	160,000	160,274
Romeo, Michigan, Community Schools, 4%, May 1, 2045 (Q-SBLF enhanced)	100,000	100,293
Saginaw, Michigan, Water Supply System, Revenue, 4%, July 1. 2041
(AGM insured)	250,000	255,887
Southfield, Michigan, Public Schools, 5%, May 1, 2046 (Q-SBLF enhanced)	200,000	221,126
University of Michigan, Revenue, 4%, April 1, 2043	250,000	252,460
Walled Lake, Michigan, Consolidated School District, 5%, May 1, 2041
(Q-SBLF enhanced)	200,000	218,810
Warren, Michigan, Consolidated Schools District, 5%, May 1, 2038
(Q-SBLF enhanced)	250,000	271,622
Warren Woods, Michigan, Public Schools, 5%, May 1, 2037 (Q-SBLF enhanced)	250,000	267,017
Woodhaven-Brownstown, Michigan, School District, 5%, May 1, 2040
(Q-SBLF enhanced)	375,000	386,171
		10,782,750

Arizona - 1.0%
Arizona Board of Regents, University of Arizona System, Revenue, 4%,
June 1, 2045	250,000	250,020

Colorado - 0.5%
Weld County, Colorado, School District No. 6, 4%, December 1, 2045	125,000	126,154

District of Columbia - 1.0%
District of Columbia, Income Tax Secured Revenue, 4%, May 1, 2045	250,000	252,810

Florida - 0.8%
Florida State Board of Education, Public Education, Capital Outlay,
2018 Series B, 4%, June 1, 2044	200,000	202,648

Georgia - 1.7%
Georgia State Housing and Finance Authority, 3.45%, December 1, 2032	405,000	405,032

Hawaii - 2.9%
Honolulu, Hawaii, City and County Water System, Revenue, 4%, July 1, 2047	200,000	201,412
Hawaii State, Series FG, 4%, October 1, 2036	500,000	509,855
		711,267
Illinois - 1.9%
Rock Island County, Illinois, Public Building, Revenue, 4%, December 1, 2045	475,000	475,309

Indiana - 1.9%
Greater Clark Building Corporation, Indiana, First Mortgage, Series 2018,
4%, January 15, 2038	455,000	465,542

Maine - 0.6%
Maine State Housing Authority, Mortgage Purchase, 2018 Series B, 3.75%,
November 15, 2038	155,000	145,900

Maryland - 0.5%
Montgomery County, Maryland, Housing Opportunities Commission, 0.55%,
January 1, 2025 (FHA risk sharing mortgage insurance)	135,000	129,763

Minnesota - 0.4%
Rochester, Minnesota, Health Care Facilities, Revenue, 4%, November 15, 2039	100,000	105,952

Nevada - 1.1%
Clark County, Nevada, General Obligation (Limited Tax) Park Improvement,
Series 2018, 4%, December 1, 2038	250,000	257,275

New Hampshire - 3.6%
New Hampshire Municipal Bond Bank, 2016 Series D, 4%, August 15, 2039	875,000	886,086

New York - 9.5%
New York, New York City, Transitional Finance Authority, Revenue, 4%,
Fiscal 2017, August 1, 2035	275,000	280,019
New York, New York City, Transitional Finance Authority, Revenue, 4%,
Fiscal 2017, August 1, 2037	250,000	251,348
New York, New York City, Transitional Finance Authority, Revenue, 4%,
Fiscal 2017, August 1, 2041	335,000	333,194
New York, New York City, Transitional Finance Authority, Revenue, 4%,
Fiscal 2019, August 1, 2041	140,000	140,935
New York, New York City, Transitional Finance Authority, Building Aid,
Revenue, 4%, July 15, 2040	250,000	250,788
New York, New York, City Municipal Water Finance Authority, Water
and Sewer System, Revenue, Fiscal 2016 Subseries CC-1, 4%, June 15, 2038	75,000	75,517
New York State Dormitory Authority, State Personal Income Tax, Revenue,
Series 2018A, 4%, March 15, 2043	300,000	301,983
New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds, Revenue, 4%, June 15, 2046	500,000	499,705
New York State Mortgage Agency, 3.1%, April 1, 2028	200,000	200,012
		2,333,501
North Dakota - 0.4%
Fargo, North Dakota, Refunding Improvement, 4%, May 1, 2042	100,000	101,973

Ohio - 1.4%
Fairborn, Ohio, City School District, 4%, December 1, 2043	345,000	345,204

Pennsylvania - 5.1%
Pennsylvania State, Series 1, 4%, June 15, 2033	550,000	552,337
Pennsylvania State, Second Series, 4%, August 15, 2035	500,000	505,450
West View, Pennsylvania, Water Authority, Revenue, 4%, November 15, 2039	200,000	203,328
		1,261,115
Tennessee - 1.5%
Knoxville, Tennessee, Wastewater System, 4%, April 1, 2044	350,000	358,845

Texas - 7.3%
Corpus Christi, Texas, Independent School District, 4%, August 15, 2034
(Texas Permanent School Fund guarantee)	250,000	252,397
Forney, Texas, Independent School District, 5%, August 15, 2039 (Texas
Permanent School Fund guarantee)	450,000	508,072
Prosper, Texas, 4%, February 15, 2035	265,000	266,654
Splendora, Texas, Independent School District, 4.1%, February 15, 2048
(Texas Permanent School Fund guarantee)	125,000	126,378
University of Houston, Texas, Revenue, 3%, February 15, 2028	340,000	340,092
Van Alstyne, Texas, Independent School District, 4%, February 15, 2043
(Texas Permanent School Fund guarantee)	120,000	122,286
Waco, Texas, 3.125%, February 1, 2036	180,000	171,054
		1,786,933
Washington - 0.9%
Washington State, Various Purpose, 5%, February 1, 2040	195,000	215,797

Total long-term state and municipal obligations
(Cost $21,817,785) - 87.9%		21,599,876

Exchange-Traded Fund - 9.3%	Shares
iShares Core S&P 500 ETF (Cost $2,002,054)	4,790	2,287,848

Money Market Fund - 2.6%	Shares
Goldman Sachs Financial Square Government Fund, Institutional Shares,
5.06% seven-day yield (Cost $653,848)	653,848	653,848

Total investments (Cost $24,473,687) - 99.8%		24,541,572

Other assets less liabilities, net - 0.2%		38,303

Net assets (100%)		$24,579,875

Notes:

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. generally accepted accounting principles (GAAP) establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

Level 2:	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments in an active market, interest rates, yield curves, implied volatilities, credit spreads and market-corroborated inputs.

Level 3:	Unobservable inputs for the asset or liability to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Valuation techniques used to value the Fund's assets by major category are as follows:

The fair value of the long-term state and municipal obligations is estimated using various techniques which may include information from actual trades for active issues. Evaluations are also based on reviews of current economic conditions. trading levels, spread relationships and the slope of the yield curve. Evaluations are also adjusted for various attributes such as discounts, premiums, credit, use of proceeds and callability. To the extent that the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

Equity securities including exchange-traded funds (ETFs) for which market quotations are readily available, are valued at the closing price as reported by a third-party pricing vendor on the primary exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Money market funds are valued at their net asset value and are categorized as Level 1 in the hierarchy.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund's portfolio investments as of December 31, 2023, based on the inputs used to value them:

	Securities
	Level 1	Level 2	Level 3	Fair Value

Long-term state and municipal obligations	$—	$21,599,876	$—	$21,599,876
Exchange-traded fund	2,287,848	—		2,287,848
Money market fund	653,848	—	—	653,848
Total	$2,941,696	$21,599,876	$—	$24,541,572